Basis of Presentation and General Information - Description of Standby Purchase Agreement (Table) (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares
Common Units subscribed for in the Rights Offering [Member]
Common units | shares	445,988
Subscription price per common unit | $ / shares	$ 14.25
Value | $	$ 6,355
Units issued to CMTC pursuant to the Standby Purchase Agreement [Member]
Common units | shares	34,641,731
Subscription price per common unit | $ / shares	$ 14.25
Value | $	$ 493,645
Total Units Issued [Member]
Common units | shares	35,087,719
Subscription price per common unit | $ / shares	$ 14.25
Value | $	$ 500,000